Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information about Key Managerial Personnel Compensation

	Directors’ remuneration				Key management personnel (including Directors)
	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Short-term employee benefits and fees	2.9	1.4	1.6	1.6	5.0	2.4	4.3	4.3
Post-employment benefits	0.1	—	0.1	0.1	0.1	0.1	0.2	0.2
Share-based payments	4.8	0.7	1.8	1.6	8.2	0.8	2.3	2.1

	7.8	2.1	3.5	3.3	13.3	3.3	6.8	6.6